Schedule of related party with their relationships and transactions (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2026 SGD ($)
Related Party Transaction [Line Items]
Advances to a joint venture	$ 1,895	$ 2,452,000
Share-based payment to CEO	6,695	8,665,000	1,542,000
Share-based payment to Chief Financial Officer	1,381	1,787,000
Total	9,971	$ 12,904,000	1,542,000
Advances to a joint venture	$ 1,020		$ 1,669,000	$ 1,320,000
Zou Junming Terence [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Director, Chief Executive Officer	Director, Chief Executive Officer	Director, Chief Executive Officer
Lang Chen Fei [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Financial Officer as of June 30, 2026, resigned with effect from July 3, 2026	Chief Financial Officer as of June 30, 2026, resigned with effect from July 3, 2026	Chief Financial Officer as of June 30, 2026, resigned with effect from July 3, 2026
Atoll Discovery Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Joint venture	Joint venture	Joint venture
Barentsz Capital Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Holder of 40% of RGT (BVI) Ltd, a subsidiary, since August 21, 2025	Holder of 40% of RGT (BVI) Ltd, a subsidiary, since August 21, 2025	Holder of 40% of RGT (BVI) Ltd, a subsidiary, since August 21, 2025